Description of the Plan - Narrative (Details) - EBP 011	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2025 USD ($) year h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Temporary requisite service period (in hours) | h		1,000
Deferral rate		6.00%
Participant compensation matched, percentage		6.00%
Percentage of employee contributions less forfeitures for employer contributions		75.00%
Incremental rate		1.00%
Percentage of total loans to participant and participants vested balance, maximum		50.00%
Maximum borrowing amount | $		$ 50,000
General loan, borrowing term (in years)		5 years
Home, borrowing term (in years)		20 years
Cash out limit | $		$ 1,000
Retirement age (in years)		65
Vesting percentage		100.00%
Forfeitures used to reduce employer matching contributions | $		$ 3,501,256
Participant age of benefit payment (in years)		73
Participant disablement and qualified for Social Security benefits (in years)		65
Percentage of vested balance for non-hardship withdrawal		33.00%
Period after payments from purchase of annuity contract begins (in months)		1 month
Forecast
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, percentage of compensation		1.00%
Payment of benefits term (in years)		2 years
Non-hardship withdrawal participant age (in years)		55
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, percentage of compensation		60.00%
Payment of benefits term (in years)		15 years
Non-hardship withdrawal participant age (in years)		71
Unallocated
EBP, Description of Plan [Line Items]
Unallocated forfeitures | $		$ 6,684,858	$ 1,283,020